Note 2 - Significant Accounting Policies (Details Textual) - December 31, 2015 [Member] $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Reclassification of Deferred Charges from Asset to Reduction in Current and Noncurrent Liability [Member]
Prior Period Reclassification Adjustment	$ 1,324
Reclassification of Deferred Charges from Asset to Reduction in Current Liability [Member]
Prior Period Reclassification Adjustment	695
Reclassification of Deferred Charges from Asset to Reduction in Noncurrent Liability [Member]
Prior Period Reclassification Adjustment	$ 629